Prospectus Supplement	dated January 30, 2007 to:

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND Prospectuses dated April 30, 2006

In the section “Who manages the fund?” the table entry with respect to Putnam VT International New Opportunities Fund (to the extent that this prospectus offers this fund) in the table showing the investment management team members who coordinate the management of the fund’s portfolio is replaced with the following:

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
International Growth Team

	Joined
Portfolio Leader	Fund	Employer	Positions Over Past Five Years

Stephen Dexter	1999	Putnam Management	Chief Investment Officer, International Growth Team
		1999–Present	Previously, Director, International Equity Team; Senior
			Portfolio Manager

	Joined
Portfolio Members	Fund	Employer	Positions Over Past Five Years

Denise Selden	2003	Putnam Management	Portfolio Manager
		1998–Present	Previously, Institutional Portfolio Manager

David Shea	2006	Putnam Management	Portfolio Manager
		May 2006–Present

		Citigroup Asset	Director, Quantitative Research
		Management
		Prior to May 2006

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